Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Leases

 The table below provides the total amount of lease payments on an undiscounted basis on the Company’s chartered-in contracts as of December 31, 2020:

Charter-in vessels in operation
December 31, 2021	$2,172
December 31, 2022	2,132
December 31, 2023	2,081
December 31, 2024	2,086
December 31, 2025	2,081
December 31, 2026 and thereafter	7,141
Total	$17,693
Operating lease liabilities, including current portion	$13,153
Discount based on incremental borrowing rate	$4,540